Accrued liabilities and other payables (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued liabilities and other payables [Abstract]
Accrued interest	$ 274	$ 1,266
Accrued audit fees	0	64
Other accruals	996	1,065
Insurance deductibles	139	134
Other payables	46	80
Total	$ 1,455	$ 2,609